AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 16, 2004
                               File No. 333-109688
                                File No. 811-7924
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
       - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 2

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 51

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-525-9287
                (Name and Complete Address of Agent for Service)

                                    Copy to:

                           CHRISTOPHER S. PETITO, Esq.
                                 Jorden Burt LLP
                        1025 Thomas Jefferson Street N.W.
                                 Suite 400 East
                           Washington, D.C. 20007-0805
       - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SECURITIES BEING OFFERED: FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate date of proposed public offering: as soon as practicable after the effective date of this registration statement.

It is proposed that this filing will be come effective:

     X    Immediately upon filing pursuant to paragraph (b) of Rule 485 on ------- pursuant to paragraph (b) of Rule 485

          60 days after filing pursuant to paragraph (a) of Rule 485 on ------- pursuant to paragraph (a) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

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-  -  - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                          Lincoln Benefit Life Company
                  Lincoln Benefit Life Variable Annuity Account

                       Supplement, dated January 16, 2004,
                                     to the
           Statement of Additional Information dated January 14, 2004, for the Lincoln Benefit Life Consultant Solutions Variable Annuity

The following paragraph is added to the Financial Statements section in the Statement of Additional Information:

          The financial statements (unaudited) of Lincoln Benefit for the nine-month period ending September 30, 2003, are included herein. The financial statements and financial statement schedule of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Contracts.

                         PART I.  FINANCIAL INFORMATION

                         ITEM 1.  FINANCIAL STATEMENTS

                          LINCOLN BENEFIT LIFE COMPANY
                       CONDENSED STATEMENTS OF OPERATIONS

                                                                 THREE MONTHS           NINE MONTHS
                                                                     ENDED                 ENDED
                                                                 SEPTEMBER 30,         SEPTEMBER 30,
                                                              -------------------   -------------------
                                                                2003       2002       2003       2002
(IN THOUSANDS)                                                --------   --------   --------   --------
                                                                  (UNAUDITED)           (UNAUDITED)
REVENUES
  Net investment income.....................................   $2,782    $ 2,962     $8,613    $ 8,832
  Realized capital gains and losses.........................      (66)    (1,610)        73     (1,273)
                                                               ------    -------     ------    -------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............    2,716      1,352      8,686      7,559
INCOME TAX EXPENSE..........................................      948        471      3,033      2,639
                                                               ------    -------     ------    -------
NET INCOME..................................................   $1,768    $   881     $5,653    $ 4,920
                                                               ======    =======     ======    =======

                  See notes to condensed financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                   CONDENSED STATEMENTS OF FINANCIAL POSITION

                                                              SEPTEMBER 30,    DECEMBER 31,
                                                                   2003            2002
(IN THOUSANDS, EXCEPT PAR VALUE DATA)                         --------------   -------------
                                                               (UNAUDITED)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
    $193,938 and $182,757)..................................   $   207,973      $   199,406
  Short-term................................................         3,681            3,201
                                                               -----------      -----------
    Total investments.......................................       211,654          202,607

Cash........................................................        37,452          130,249
Reinsurance recoverable from Allstate Life Insurance
  Company, net..............................................    14,099,720       12,178,831
Reinsurance recoverable from non-affiliates, net............       671,802          583,849
Current income taxes receivable.............................           104              111
Other assets................................................        45,234           42,045
Separate Accounts...........................................     1,687,701        1,413,221
                                                               -----------      -----------
      TOTAL ASSETS..........................................   $16,753,667      $14,550,913
                                                               ===========      ===========
LIABILITIES
Contractholder funds........................................   $13,341,578      $11,658,966
Reserve for life-contingent contract benefits...............     1,423,490        1,096,970
Deferred income taxes.......................................         3,686            4,587
Payable to affiliates, net..................................        15,782          116,720
Other liabilities and accrued expenses......................        71,321           57,849
Separate Accounts...........................................     1,687,701        1,413,221
                                                               -----------      -----------
      TOTAL LIABILITIES.....................................    16,543,558       14,348,313
                                                               -----------      -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 3)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares authorized,
  25 thousand shares issued and outstanding.................         2,500            2,500
Additional capital paid-in..................................       130,305          126,750
Retained income.............................................        68,181           62,528
Accumulated other comprehensive income:
  Unrealized net capital gains and losses...................         9,123           10,822
                                                               -----------      -----------
      TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME..........         9,123           10,822
                                                               -----------      -----------
      TOTAL SHAREHOLDER'S EQUITY............................       210,109          202,600
                                                               -----------      -----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............   $16,753,667      $14,550,913
                                                               ===========      ===========

                  See notes to condensed financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                       CONDENSED STATEMENTS OF CASH FLOWS

                                                               NINE MONTHS ENDED
                                                                 SEPTEMBER 30,
                                                              -------------------
                                                                2003       2002
(IN THOUSANDS)                                                --------   --------
                                                                  (Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income................................................  $  5,653   $  4,920
  Adjustments to reconcile net income to net cash (used in)
    provided by operating activities:
    Amortization and other non-cash items...................       (46)      (165)
    Realized capital gains and losses.......................       (73)     1,273
    Changes in:
      Contract benefit and other insurance reserves, net of
        reinsurance recoverables............................       290      7,941
      Income taxes payable..................................        22     (1,046)
      Receivable/payable to affiliates, net.................   (97,383)     6,233
      Other operating assets and liabilities................    10,282    (14,399)
                                                              --------   --------
        Net cash (used in) provided by operating
          activities........................................   (81,255)     4,757
                                                              --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Fixed income securities
    Proceeds from sales.....................................    19,930     12,544
    Investment collections..................................    22,247     17,993
    Investment purchases....................................   (53,239)   (39,345)
  Change in short-term investments, net.....................      (480)     3,903
                                                              --------   --------
        Net cash used in investing activities...............   (11,542)    (4,905)
                                                              --------   --------
NET DECREASE IN CASH........................................   (92,797)      (148)
CASH AT BEGINNING OF PERIOD.................................   130,249     43,796
                                                              --------   --------
CASH AT END OF PERIOD.......................................  $ 37,452   $ 43,648
                                                              ========   ========

                  See notes to condensed financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO CONDENSED FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.  BASIS OF PRESENTATION

    The accompanying condensed financial statements include the accounts of Lincoln Benefit Life Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation").

    The condensed financial statements and notes as of September 30, 2003, and for the three-month and nine-month periods ended September 30, 2003 and 2002 are unaudited. The condensed financial statements reflect all adjustments (consisting only of normal recurring accruals) which are, in the opinion of management, necessary for the fair presentation of the financial position, results of operations and cash flows for the interim periods. These condensed financial statements and notes should be read in conjunction with the financial statements and notes thereto included in the Lincoln Benefit Life Company Annual Report on Form 10-K for the year ended December 31, 2002. The results of operations for the interim periods should not be considered indicative of results to be expected for the full year.

PENDING ACCOUNTING STANDARD

STATEMENT OF POSITION 03-01

    In July 2003, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 03-01 entitled "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." The accounting guidance contained in the SOP addresses three areas: separate accounts presentation and valuation, accounting for sales inducements such as bonus interest, and the classification and valuation of certain long duration liabilities. The effective date of the SOP is for fiscal years beginning after December 15, 2003, with earlier adoption encouraged.

    Based on management's review of the SOP, the most significant impact to the Company is the provision of the SOP that requires the establishment of a liability in addition to the account balance for contracts and contract features that provide guaranteed death or other insurance benefits and guaranteed income benefits. This liability will be determined based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The Company does not currently recognize these liabilities. However, any liability recorded would be ceded to ALIC under the terms of the reinsurance agreements. The Company is currently evaluating the provisions of the statement. The Company plans to adopt the provisions of the statement no later than January 1, 2004 and does not expect the effect to have a material impact on the Condensed Statements of Operations. Adoption is not expected to have a material impact on the Company's Condensed Statements of Financial Position. However, the amounts may vary based on market conditions.

PROPOSED STANDARD

EMERGING ISSUES TASK FORCE TOPIC NO. 03-01

    The Emerging Issues Task Force ("EITF") discussed Topic No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments", which attempts to define other-than-temporary impairment and highlight its application to investment securities accounted for under both Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities" and Accounting Principles Board ("APB") Opinion No. 18, "The Equity Method of Accounting for Investments in Common Stocks". The current issue summary, which has yet to be finalized, proposes that if, at the evaluation date, the fair value of an investment security is less than its carrying value then an impairment exists for which a determination must be made as to whether that impairment is other-than-temporary. If it is determined that an impairment is other-than-temporary, then an impairment loss should be recognized equal to the difference between the investment's carrying value and its fair value at the reporting date. In recent deliberations, the EITF discussed different models to assess whether impairment is other-than-temporary for different types of investments (e.g. SFAS 115 marketable equity securities, SFAS 115 debt securities, and equity and cost method investments subject to APB Opinion No. 18). Due to the uncertainty of the final model or models that may be adopted, the estimated impact to the Company's Condensed Statements of Operations and Financial Position is presently not determinable.

2.  REINSURANCE

    The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are ceded to ALIC and certain non-affiliates and are reflected net of such reinsurance in the Condensed Statements of Operations. The Company follows a comprehensive evaluation process involving credit scoring and capacity to select reinsurers. Reinsurance recoverable and the related Reserve for life-contingent contract benefits and Contractholder funds are reported separately in the Condensed Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured.

    Investment income earned on the assets which support Contractholder funds and the Reserve for life-contingent contract benefits are not included in the Company's Condensed Statements of Operations as those assets are owned and managed by ALIC or third party reinsurers under terms of the reinsurance agreements.

    The effects of reinsurance on premiums and contract charges are as follows:

                                                         THREE MONTHS ENDED       NINE MONTHS ENDED
                                                            SEPTEMBER 30,           SEPTEMBER 30,
                                                        ---------------------   ---------------------
                                                          2003        2002        2003        2002
(IN THOUSANDS)                                          ---------   ---------   ---------   ---------
PREMIUMS AND CONTRACT CHARGES
Direct................................................  $ 190,662   $ 150,732   $ 679,061   $ 465,800
Ceded
  Affiliate...........................................   (114,074)    (80,242)   (445,899)   (276,283)
  Non-affiliate.......................................    (76,588)    (70,490)   (233,162)   (189,517)
                                                        ---------   ---------   ---------   ---------
    Premiums and contract charges, net of
      reinsurance.....................................  $      --   $      --   $      --   $      --
                                                        =========   =========   =========   =========

    The effects of reinsurance on interest credited to contractholder funds, contract benefits and certain expenses are as follows:

                                                         THREE MONTHS ENDED       NINE MONTHS ENDED
                                                            SEPTEMBER 30,           SEPTEMBER 30,
                                                        ---------------------   ---------------------
                                                          2003        2002        2003        2002
(IN THOUSANDS)                                          ---------   ---------   ---------   ---------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS, CONTRACT
  BENEFITS AND CERTAIN EXPENSES
Direct................................................  $ 374,392   $ 291,694   $1,179,518  $ 880,683
Ceded
  Affiliate...........................................   (298,008)   (212,002)   (945,875)   (644,513)
  Non-affiliate.......................................    (76,384)    (79,692)   (233,643)   (236,170)
                                                        ---------   ---------   ---------   ---------
    Interest credited to contractholder funds,
      contract benefits and certain expenses, net of
      reinsurance.....................................  $      --   $      --   $      --   $      --
                                                        =========   =========   =========   =========

3.  REGULATION, LEGAL PROCEEDINGS AND GUARANTEES

REGULATION

    The Company is subject to changing social, economic and regulatory conditions. State and federal regulatory initiatives and proceedings have varied and have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, to change tax laws affecting the taxation of insurance companies and the tax treatment of either insurance products or competing non-insurance products that may impact the relative desirability of various personal investment products, and to expand overall regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

LEGAL PROCEEDINGS

    Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided below.

    AIC is defending various lawsuits involving worker classification issues. These lawsuits include a number of putative class actions and one certified class action challenging the overtime exemption claimed by AIC under the Fair Labor Standards Act or state wage and hour laws. These class actions mirror similar lawsuits filed recently against other carriers in the industry and other employers. Another lawsuit involves the worker classification of staff working in agencies. In this putative class action, plaintiffs seek damages under the Employee Retirement Income Security Act ("ERISA") and the Racketeer Influenced and Corrupt Organizations Act alleging that agency secretaries were terminated as employees by AIC and rehired by agencies though outside staffing vendors for the purpose of avoiding the payment of employee benefits. A putative nationwide class action filed by former employee agents also includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. AIC has been vigorously defending these and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

    AIC is also defending certain matters relating to its agency program reorganization announced in 1999. These matters include an investigation by the U.S. Department of Labor and a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") with respect to allegations of retaliation under the Age Discrimination in Employment Act, the Americans with Disabilities Act and Title VII of the Civil Rights Act of 1964. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, breach of contract and age discrimination. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation. AIC is cooperating fully with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization. The outcome of these disputes is currently uncertain.

    The Company is currently defending a nationwide class action, alleging among other things, breach of contract and breach of the implied covenant of good faith and fair dealing as a result of a change in the rate and cap on an annuity product. The court certified the class and entered summary judgment in favor of the Company and against the certified class. The Plaintiff filed notice of appeal and the Company filed a cross appeal. The outcome of the appeal is currently uncertain. The Company has been vigorously defending the suit.

    Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of an increasing number of class action lawsuits and other types of litigation, some of which involve claims for substantial and/or indeterminate amounts (including punitive and treble damages) and the outcomes of which are unpredictable. This litigation is based on a variety of issues including insurance and claim settlement practices. However, at this time, based on their present status and the existence of the reinsurance agreement with ALIC, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTEES

    The Company has issued universal life insurance contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. The Company has issued a repayment guarantee on the outstanding commercial paper balance which is fully collateralized by the cash surrender value of the universal life insurance contracts. At
September 30, 2003, the amount due under the commercial paper program is $300 million and the cash surrender value of the policies is $308 million. The repayment guarantee expires April 30, 2006. These contracts are ceded to ALIC under the terms of the reinsurance agreements.

    In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Because the obligated amounts of the indemnifications are not explicitly stated in many cases, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

    In addition, the Company indemnifies its respective directors, officers and other individuals to the extent provided in its charter and by-laws. Since these indemnifications are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnifications.

    The aggregate liability balance related to all guarantees was not material as of September 30, 2003.

4.  OTHER COMPREHENSIVE INCOME

    The components of other comprehensive income on a pretax and after-tax basis are as follows:

                                                                             THREE MONTHS ENDED SEPTEMBER 30,
                                                              ---------------------------------------------------------------
                                                                           2003                             2002
                                                              ------------------------------   ------------------------------
                                                                                     AFTER-                           AFTER-
                                                               PRETAX      TAX        TAX       PRETAX      TAX        TAX
(IN THOUSANDS)                                                --------   --------   --------   --------   --------   --------
UNREALIZED CAPITAL GAINS AND LOSSES
Unrealized holding gains (losses) arising during the
  period....................................................   $(4,287)   $1,501     $(2,786)   $ 5,057    $(1,770)   $ 3,287
Less: reclassification adjustments..........................       (66)       23         (43)    (1,610)       563     (1,047)
                                                               -------    ------     -------    -------    -------    -------
Unrealized net capital gains (losses).......................    (4,221)    1,478      (2,743)     6,667     (2,333)     4,334
                                                               -------    ------     -------    -------    -------    -------
Other comprehensive income (loss)...........................   $(4,221)   $1,478      (2,743)   $ 6,667    $(2,333)     4,334
                                                               =======    ======                =======    =======
Net income..................................................                           1,768                              881
                                                                                     -------                          -------
Comprehensive income (loss).................................                         $  (975)                         $ 5,215
                                                                                     =======                          =======

                                                                              NINE MONTHS ENDED SEPTEMBER 30,
                                                              ---------------------------------------------------------------
                                                                           2003                             2002
                                                              ------------------------------   ------------------------------
                                                                                     AFTER-                           AFTER-
                                                               PRETAX      TAX        TAX       PRETAX      TAX        TAX
(IN THOUSANDS)                                                --------   --------   --------   --------   --------   --------
UNREALIZED CAPITAL GAINS AND LOSSES
Unrealized holding gains (losses) arising during the
  period....................................................   $(2,490)    $ 872     $(1,618)   $ 6,837    $(2,392)   $ 4,445
Less: reclassification adjustments..........................       124       (43)         81     (1,273)       446       (827)
                                                               -------     -----     -------    -------    -------    -------
Unrealized net capital gains (losses).......................    (2,614)      915      (1,699)     8,110     (2,838)     5,272
                                                               -------     -----     -------    -------    -------    -------
Other comprehensive income (loss)...........................   $(2,614)    $ 915      (1,699)   $ 8,110    $(2,838)     5,272
                                                               =======     =====                =======    =======
Net income..................................................                           5,653                            4,920
                                                                                     -------                          -------
Comprehensive income........................................                         $ 3,954                          $10,192
                                                                                     =======                          =======

5.  CAPITAL CONTRIBUTION

    During the third quarter of 2003, the Executive Committee of ALIC authorized the forgiveness of $3.5 million of intercompany debt that the Company owed to ALIC. This transaction was recognized as a non-cash capital contribution and reflected in Additional capital paid-in on the Condensed Statements of Financial Position.

                                     PART C

                                OTHER INFORMATION

                   ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part A of the Registration
Statement:

None

The following financial statements are included in Part B of the Registration
Statement:

The financial statements (unaudited) for Lincoln Benefit Life Company for the nine month period ending September 30, 2003 (prepared on the GAAP basis of accounting.)

The consolidated financial statements (prepared on the GAAP basis of accounting) for Lincoln Benefit Life Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002.

The financial statements (prepared on the GAAP basis of accounting) of the Separate Account as of December 31, 2002 and for the years ended December 31, 2002 and 2001.

The following financial statements are included in Part C of the Registration
Statement:

None

(b)  Exhibits
(1)  Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing the establishment of the Lincoln Benefit Life Variable Annuity Account..........................(2)

(2)     Custody Agreements ......................................................................(not applicable)

(3)     (a) Form of Principal Underwriting Agreement.............................................(3)

        (b) Form of Selling Agreement............................................................(4)

(4)     (a) Consultant Solutions  Classic Variable Annuity Contract..............................(11)

        (b) Consultant Solutions Elite Variable Annuity Contract.................................(11)

        (c) Consultant Solutions Plus Variable Annuity Contract..................................(11)

        (d) Consultant Solutions Select Variable Annuity Contract...................................(11)

        (e) Accumulation Benefit Rider..............................................................(11)

        (f) MAV Rider (11)

        (g) Annual Increase Rider...................................................................(11)

        (h) Enhanced Earnings Rider.................................................................(11)

        (i) Income Protection Rider.................................................................(11)

        (j) Annuity Loan Rider......................................................................(11)

        (k) Grantor Trust Rider.....................................................................(11)

        (l) Charitable Remainder Trust Rider........................................................(11)

        (m) Unisex Rider (11)

        (n) Waiver of Charges Rider.................................................................(11)

        (o) Joint Annuitants Rider..................................................................(11)

(5) Application for Contract.................................................................(11)

(6) Depositor--Corporate Documents

        (a) Articles of Incorporation of Lincoln Benefit Life Company, as amended................(1)

        (b) By-Laws of Lincoln Benefit Life Company..............................................(1)

(7)     Reinsurance Contract.....................................................................(2)

(8) Participation Agreements:

        (a) Form of Participation Agreement among Lincoln Benefit Life Company,
            The Universal Institutional Funds, Inc. and Miller Anderson & Sherrerd, LLP...........(5)

        (b) Form of Participation Agreement among PIMCO Variable Insurance Trust,
            Lincoln Benefit Life Company and PIMCO Funds Distributor LLC.........................(5)

        (c) Form of Participation Agreement between Salomon Brothers Variable
            Series Funds Inc., and Salomon Brothers Asset Management Inc.........................(5)

        (d) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust........................................................(6)

        (e) (1) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust.......................................................(5)

        (e) (2) Amendment to Participation Agreement Among OCC Accumulation
                Trust, OCC Distributors, and Lincoln Benefit Life Company........................(7)

        (f) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company.....................................................(1)

        (g) Participation Agreement among Lincoln Benefit Life Company,
            Variable Insurance Products Fund and Fidelity Distributors Corporation...............(1)

        (h) Participation Agreement among Lincoln Benefit Life Company,
            Variable Insurance Products Fund II and Fidelity Distributors Corporation............(1)

        (i) Form of Participation Agreement among MFS Variable Insurance Trust,
            Lincoln Benefit Life Company, and Massachusetts Financial Services
               Company............................................................................(1)

        (j)  Participation Agreement among the Alger American Fund, Lincoln
             Benefit Life Company and Fred Alger and Company, Incorporated.........................(1)

        (k)  Form of Participation Agreement among Lincoln Benefit Life Company,
             T. Rowe Price Equity Series, Inc., T. Rowe Price International
             Series, Inc., and T. Rowe Price Investment Services, Inc...............................(1)

        (l)  Form of Participation Agreement among Rydex Variable Trust, Padco
             Financial Services, and Lincoln Benefit Life Company.................................(7)

        (m)  Fund Participation Agreement between Lincoln Benefit Life Company,
             Scudder Variable Insurance Trust, and Deutsche Asset Management, Inc.................(9)

        (n) Form of Participation Agreement among AIM Variable Insurance Funds, Inc.,
            AIM Distributors, Inc., and Lincoln Benefit Life Company ............................(8)

        (o) Form of Participation Agreement among Van Kampen Investment Trust,
            Van Kampen Funds, Inc., Van Kampen Asset Management, Inc.,
            and Lincoln Benefit Life Company ....................................................(8)

        (p) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company ....................................................(8)

        (q) Form of Participation Agreement among Panorama Series Fund, Inc.,
            OppenheimerFunds, Inc., and Lincoln Benefit Life Company ............................(8)

        (r) Form of Participation Agreement among Oppenheimer Variable
            Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company .............(8)


        (s) Form of Participation Agreement among Putnam Variable Trust,
            Putnam Retail Management, Inc., and Lincoln Benefit Life Company ....................(8)

        (t) Form of Participation Agreement among Van Eck Worldwide Insurance
            Trust, Van Eck Securities Corporation, Van Eck Associates
            Corporation, and Lincoln Benefit Life Company........................................(11)

(9)     Opinion and Consent of Counsel...........................................................(12)

(10)    (a) Independent Auditors' Consent........................................................(12)

        (b) Consent of Attorneys.................................................................(12)

(11)    Financial Statements Omitted from Item 23 ...............................................(not applicable)

(12)    Initial Capitalization Agreement ........................................................(not applicable)

(13)    Performance Computations.................................................................(12)

(27)    Financial Data Schedules.................................................................(not applicable)

(99)    Powers of Attorney for Lawrence W. Dahl, Margaret G. Dyer, Marla G.
        Friedman, Douglas F. Gaer, John C. Lounds, J. Kevin McCarthy, Samuel H.
        Pilch, Steven E. Shebik, Casey J. Sylla, Michael J. Velotta, B. Eugene
        Wraith, James P. Zils....................................................................(10)

     ------------------------

(1)  Registration  Statement on Form S-6 for Lincoln  Benefit Life Variable Life
     Account, File No. 333-47717, filed March 11, 1998

(2)  Registration  Statement  on Form  N-4 for  Lincoln  Benefit  Life  Variable
     Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3)  Post-Effective  Amendment No. 1 to  Registration  Statement on Form N-4 for
     Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed January 28, 1999.

(4)  Post-Effective  Amendment No. 3 to  Registration  statement on Form N-4 for
     Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed April 1, 1999.

(5)  Registration  Statement  on Form  N-4 for  Lincoln  Benefit  Life  Variable
     Annuity Account, File No. 333-82427, filed July 8, 1999.

(6)  Pre-effective Amendment No. 1 on Form N-4 for Lincoln Benefit Life Variable
     Annuity Account, File No. 333-82427, filed September 29, 1999.

(7)  Post-Effective  Amendment  No.  2 on Form  N-4  for  Lincoln  Benefit  Life
     Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(8)  Post-Effective  Amendment  on Form N-4 for Lincoln  Benefit  Life  Variable
     Annuity Account, File No. 333-61146, Filed August 8, 2001.

(9)  Incorporated  by  reference  from  Registration  Statement  on Form N-6 for
     Lincoln Benefit Life Variable Life Account, File No. 333-100132,  811-7972,
     Filed September 27, 2002.

(10) Post-Effective  Amendment  on Form N-4 for Lincoln  Benefit  Life  Variable
     Annuity Account, File No. 333-61146, Filed April 14, 2003

(11) Registration  Statement  on Form  N-4 for  Lincoln  Benefit  Life  Variable
     Annuity Account, File No. 333-109688, 811-7924, Filed October 14, 2003

(12) Pre-Effective Amendment No. 1 on Form N-4 for Lincoln Benefit Life Variable
     Annuity Account, File No. 109688, 811-7924, filed December 24, 2003.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506.



NAME                                POSITION/OFFICE WITH DEPOSITOR
--------------------------          ------------------------------------------------------
Lawrence W. Dahl                    Director, Executive Vice President
Margaret G. Dyer                    Director
Marla G. Friedman                   Director
Douglas F. Gaer                     Director, Executive Vice President
John C. Lounds                      Director
J. Kevin McCarthy                   Director
Steven E. Shebik                    Director, Senior Vice President and Chief Financial Officer
Casey J. Sylla                      Director, Chairman of the Board and Chief Executive Officer
Michael J. Velotta                  Director, Senior Vice President, General Counsel and Secretary
B. Eugene Wraith                    Director, President and Chief Operating Officer
Samuel H. Pilch                     Group Vice President and Controller
Joseph P. Rath                      Assistant Vice President, Assistant General Counsel and Assistant
                                    Secretary
Eric A. Simonson                    Senior Vice President and Chief Investment Officer
Dean M. Way                         Senior Vice President and Actuary
John E. Smith                       Vice President
James P. Zils                       Treasurer
Janet P. Anderbery                  Vice President
Bob W. Birman                       Vice President
Teresa N. Carnazzo                  Vice President
William F. Emmons                   Vice President, Assistant General Counsel & Assistant Secretary
Georgia Feiste                      Vice President
Thomas S. Holt                      Vice President
Sharyn L. Jenson                    Vice President
Heidi Kelle                         Vice President
Scott Lawson                        Vice President
Barb Raymond                        Vice President
Stanley G. Shelley                  Vice President
Robert L. Vance                     Vice President and Assistant Treasurer
Jeanette Wellsandt                  Vice President
Errol Cramer                        Appointed Actuary
Joanne M. Derrig                    Assistant Vice President and Chief Privacy Officer
Philip Emmanuele                    Assistant Vice President
Lisa J. Flanary                     Assistant Vice President
Karen C. Gardner                    Assistant Vice President
Emma M. Kalaidjian                  Assistant Secretary
Barry S. Paul                       Assistant Treasurer
Robert E. Transon                   Assistant Vice President
Timothy N. Vander Pas               Assistant Vice President


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

See Annual Report on Form 10-K of The Allstate Corporation, File No. 1-11840, filed March 26, 2003.

ITEM 27. NUMBER OF CONTRACT OWNERS

None

ITEM 28. INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract Owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) ALFS, Inc. ("ALFS") serves as distributor for the Registrant. ALFS also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit. The following are the directors and officers of ALFS. Their principal business address is 3100 Sanders Road, Northbrook, IL 60062.

         Name                               Position with Distributor
      ---------------------------           ------------------------------------------------
      John K. McCarthy                      Director, President, Chief Executive Officer
      Casey J. Sylla                        Director
      Michael J. Velotta                    Director and Secretary
      Marian Goll                           Vice President, Treasurer and Financial Operations
                                                  Principal
      Brent H. Hamann                       Vice President
      Joseph P. Rath                        Vice President, General Counsel and  Secretary
      Andrea J. Schur                       Vice President
      Joanne M. Derrig                      Assistant Vice President and Chief Privacy Officer
      Maribel V. Gerstner                   Assistant Vice President and Compliance Officer
      William F. Emmons                     Assistant Secretary
      Emma M. Kalaidjian                    Assistant Secretary
      Barry S. Paul                         Assistant Treasurer
      James P. Zils                         Assistant Treasurer
      John E. Smith                         Chief Operations Officer


(b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                        (2)
            (1)                  Net Underwriting                  (3)                        (4)
     Name of Principal             Discounts and              Compensation                 Brokerage                  (5)
        Underwriter                 Commission                on Redemption               Commission             Compensation
         ALFS, Inc                       0                          0                          0                       0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES
None.

ITEM 32. UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

Lincoln Benefit Life Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1.   Include  appropriate  disclosure  regarding  the  redemption   restrictions
     imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.   Include  appropriate  disclosure  regarding  the  redemption   restrictions
     imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
     Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

    Lincoln Benefit Life Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on January 16, 2004.

                                LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT (Registrant)

                                By:         LINCOLN BENEFIT LIFE COMPANY
                                     ------------------------------------------
                                                    (DEPOSITOR)

                                By:             /s/ B. EUGENE WRAITH
                                     ------------------------------------------
                                                  B. Eugene Wraith
                      PRESIDENT AND CHIEF OPERATING OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in their respective capacities on January 16, 2004.


Name                                  Title                                                      Date
------------------------------        --------------------------                                 --------

/s/ B. Eugene Wraith                Director, President and Chief                                January 16, 2004
-------------------------------
(Principal Executive Officer)



/s/ Samuel H. Pilch                   Group Vice President                                       January 16, 2004
                                      and Controller
------------------------------
(Principal Accounting Officer)



/s/ James P. Zils                     Treasurer                                                  January 16, 2004
----------------------
(Principal Financial Officer)



/s/ Lawrence W. Dahl                  Director, Executive Vice President                         January 16, 2004
----------------------------



/s/ Margaret G. Dyer                  Director                                                   January 16, 2004
----------------------------



/s/ Marla G. Friedman                 Director                                                   January 16, 2004
----------------------------



/s/ Douglas F. Gaer                   Director, Executive Vice President                         January 16, 2004
----------------------------



/s/ John C. Lounds                    Director                                                   January 16, 2004
----------------------------



/s/ J. Kevin McCarthy                 Director                                                   January 16, 2004
----------------------------



/s/ Steven E. Shebik                  Director, Senior Vice President and                        January 16, 2004
----------------------------               Chief Financial Officer



/s/ Michael J. Velotta                Director, Senior Vice President,                           January 16, 2004
----------------------------               General Counsel and Secretary



/s/ Casey J. Sylla                    Director, Chairman of the Board and                        January 16, 2004
----------------------------               Chief Executive Officer

                                INDEX TO EXHIBITS
                                       FOR
                       REGISTRATION STATEMENT ON FORM N-4
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

EXHIBIT NO.                                            SEQUENTIAL PAGE NO.
-----------                                            -------------------
